Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

4.Investments

	December 31,	December 31,
	2025	2024
	$	$
Current investments, at amortized cost

Guaranteed investment certificates having a principal of $19,500,000 and accrued interest of $306,662, non-redeemable, bearing interest between 3.05% and 3.30% per annum, maturing at various dates between March 28, and November 17, 2026	19,806,662	87,335

Investment account, including accrued interest of $229,695 (2024 - $Nil), redeemable, bearing interest at 2.75% per annum	15,754,152	—

Commercial deposit, having a principal of USD $1,008,261 bearing interest at interest 2.81%, maturing on December 3, 2026	1,383,146	—
Balance, end of year	36,943,960	87,335

Non-current investments, at amortized cost

Guaranteed investment certificates having a principal of $2,000,000 and accrued interest of $329, non-redeemable, bearing interest at 3.00% and maturing on January 30, 2027.	2,000,329	—

Non-current investments at FVOCI

Secured convertible promissory notes of US$1,100,000 with Vertical Growth Equity Inc., bearing interest at 12% per annum, maturing in May 2026 and automatically convertible in a 9.99% participation upon the occurrence of certain milestones. The convertible promissory note is secured by all the assets of VGE.	1,556,082	—
Investment in equity instruments of Greybox Solutions Inc.	645,240	—
Investment in equity instruments of Krown Technologies, Inc.	547,675	—
Balance, end of year, FVOCI	2,748,997	—
Balance, end of year	4,749,326	—

The Company designated the investments shown above at FVOCI because these represent investments that the Company hold for strategic purposes. No strategic investments were disposed of during the year and there were no transfers of any cumulative gain or loss within equity relating to these investments.